Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000006409 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	4.68%
C000006409 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	93.33%
C000006409 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.07%
C000006409 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.71%
C000006409 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.63%
C000006409 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.43%
C000006409 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000006409 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000006409 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000006409 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000006409 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000006409 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000006409 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000006411 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	4.68%
C000006411 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	93.33%
C000006411 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.07%
C000006411 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.71%
C000006411 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.63%
C000006411 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.43%
C000006411 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000006411 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000006411 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000006411 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000006411 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000006411 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000006411 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000135925 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	4.68%
C000135925 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	93.33%
C000135925 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.07%
C000135925 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.71%
C000135925 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.63%
C000135925 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.43%
C000135925 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000135925 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000135925 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000135925 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000135925 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000135925 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000135925 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000006412 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	13.79%
C000006412 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.44%
C000006412 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	12.17%
C000006412 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000006412 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	5.74%
C000006412 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	10.29%
C000006412 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000006412 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	6.58%
C000006412 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000006412 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000006412 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.16%
C000006412 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.78%
C000006412 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000006412 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000006412 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.05%
C000006412 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
C000006412 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000006412 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%
C000006412 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000006412 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.65%
C000006414 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	13.79%
C000006414 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.44%
C000006414 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	12.17%
C000006414 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000006414 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	5.74%
C000006414 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	10.29%
C000006414 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000006414 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	6.58%
C000006414 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000006414 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000006414 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.16%
C000006414 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.78%
C000006414 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000006414 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000006414 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.05%
C000006414 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
C000006414 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000006414 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%
C000006414 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000006414 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.65%
C000074152 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	13.79%
C000074152 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.44%
C000074152 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	12.17%
C000074152 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000074152 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	5.74%
C000074152 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	10.29%
C000074152 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000074152 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	6.58%
C000074152 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000074152 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000074152 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.16%
C000074152 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.78%
C000074152 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000074152 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000074152 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.05%
C000074152 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
C000074152 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000074152 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%
C000074152 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000074152 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.65%
C000006415 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000006415 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000006415 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000006415 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	83.70%
C000006415 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.74%
C000006415 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.26%
C000006415 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000006415 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.16%
C000006415 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000006415 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.63%
C000006415 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
C000006415 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.45%
C000006415 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%
C000006415 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.05%
C000006417 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000006417 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000006417 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000006417 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	83.70%
C000006417 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.74%
C000006417 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.26%
C000006417 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000006417 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.16%
C000006417 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000006417 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.63%
C000006417 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
C000006417 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.45%
C000006417 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%
C000006417 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.05%
C000135926 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000135926 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000135926 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000135926 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	83.70%
C000135926 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.74%
C000135926 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.26%
C000135926 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000135926 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.16%
C000135926 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000135926 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.63%
C000135926 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
C000135926 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.45%
C000135926 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%
C000135926 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.05%
C000006418 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000006418 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	16.19%
C000006418 [Member] | IDAHO
Holdings [Line Items]
Percent of Net Asset Value	82.58%
C000006418 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.93%
C000006418 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.67%
C000006418 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
C000006418 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%
C000006418 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.61%
C000006418 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000006418 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000006418 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
C000006418 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000006418 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000006420 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000006420 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	16.19%
C000006420 [Member] | IDAHO
Holdings [Line Items]
Percent of Net Asset Value	82.58%
C000006420 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.93%
C000006420 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.67%
C000006420 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
C000006420 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%
C000006420 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.61%
C000006420 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000006420 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000006420 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
C000006420 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000006420 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000135927 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000135927 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	16.19%
C000135927 [Member] | IDAHO
Holdings [Line Items]
Percent of Net Asset Value	82.58%
C000135927 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.93%
C000135927 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.67%
C000135927 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
C000135927 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%
C000135927 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.61%
C000135927 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000135927 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000135927 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
C000135927 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000135927 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000006421 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000006421 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	14.73%
C000006421 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000006421 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	81.00%
C000006421 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.45%
C000006421 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.07%
C000006421 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000006421 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.36%
C000006421 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.94%
C000006421 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%
C000006421 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
C000006421 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000006421 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000006421 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%
C000006423 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000006423 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	14.73%
C000006423 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000006423 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	81.00%
C000006423 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.45%
C000006423 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.07%
C000006423 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000006423 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.36%
C000006423 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.94%
C000006423 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%
C000006423 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
C000006423 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000006423 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000006423 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%
C000135928 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000135928 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	14.73%
C000135928 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000135928 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	81.00%
C000135928 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.45%
C000135928 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.07%
C000135928 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000135928 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.36%
C000135928 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.94%
C000135928 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%
C000135928 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
C000135928 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000135928 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000135928 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%